Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of March 31,
	2025	2026
	$	$

Raw materials	789	494
Work in progress	138	434
Finished goods	219	524

Total Inventories	1,146	1,452